INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Inventories [Abstract]
Work in progress	$ 446.0	$ 405.1
Raw materials, supplies and manufactured products	201.8	211.1
Total inventories	$ 647.8	$ 616.2